Condensed Interim Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands		Share Capital [Member]	Share Premium [Member]	Reserve for Share-Based Payment Transactions [Member]	Adjustments Arising from Translating Financial Statements From Functional Currency to Presentation Currency [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2018		$ 171	$ 67,193	$ 3,357	$ (2,188)	$ (61,581)	$ 6,952
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(8,012)	(8,012)
Expiration of share options			184	(184)
Cost of share-based payment				981			981
Issuance of shares, net	[1]	31	26,302				26,333
Ending Balance at Sep. 30, 2019		202	93,679	4,154	(2,188)	(69,593)	24,220
Beginning Balance at Dec. 31, 2019		233	93,649	4,435	(2,188)	(71,909)	24,220
IfrsStatementLineItems [Line Items]
Net loss and total comprehensive loss						(4,979)	(4,979)
Exercise of share options			467	(467)
Expiration of share options			996	(996)
Cost of share-based payment				672			672
Ending Balance at Sep. 30, 2020		$ 233	$ 95,111	$ 3,644	$ (2,188)	$ (76,888)	$ 19,912

[1]	Net of issuance expenses of $ 2,290.